35. Basic and diluted (loss) earnings per share (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic And Diluted Loss Earnings Per Share Details
(Loss) Profit for the period attributable to the owners of the Company	$ 682,190	$ (1,188,648)	$ 1,142,443
Weighted average number of common shares outstanding	$ 898,661	$ 897,043	$ 897,043
Basic and diluted (loss) profit earnings per share - in pesos	$ .76	$ (1.33)	$ 1.27